Income Taxes (Details) - Schedule of current and deferred portions of the income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of current and deferred portions of the income tax expense [Abstract]
Current	$ 1,767	$ 66,299	$ 26,962
Deferred	(451)	(1,827)	(628)
Income tax expense	$ 1,316	$ 64,472	$ 26,334